Capital - Asset management operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Asset management operations
Regulatory and other surplus
Balance at 1 January	$ 382	$ 1,271
Removal of discontinued UK and Europe operations		(846)
Gains (losses) during the year	222	238
Movement in capital requirement	48	(32)
Capital injection	65	(10)
Distributions made to the Parent Company	(204)	(213)
Exchange and other movements	(49)	(26)
Balance at 31 December	464	382
Asia asset management
Regulatory and other surplus
Balance at 1 January	376
Gains (losses) during the year	223
Movement in capital requirement	48
Capital injection	65
Distributions made to the Parent Company	(204)
Exchange and other movements	(49)
Balance at 31 December	459	376
US asset management
Regulatory and other surplus
Balance at 1 January	6
Gains (losses) during the year	(1)
Balance at 31 December	$ 5	$ 6